Nature of Operations and Basis of Presentation (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($) customer trains	Dec. 31, 2016 USD ($) customer trains
Nature of Operations and Basis of Presentation [Line Items]
Income Tax Expense (Benefit) | $	$ 0	$ 0
Customer Concentration Risk [Member] | LNG Revenues [Member]
Nature of Operations and Basis of Presentation [Line Items]
Concentration Risk, Percentage	94.00%	77.00%
Customer Concentration Risk [Member] | LNG Revenues [Member] | SPA Customers [Member]
Nature of Operations and Basis of Presentation [Line Items]
Concentration Risk, Number Of Significant Customers | customer	2	1
Sabine Pass LNG Terminal [Member]
Nature of Operations and Basis of Presentation [Line Items]
Number of Liquefaction LNG Trains | trains	6	6